Pension Plans And Postretirement Benefits (Schedule Of Assumptions For Pensions Plan) (Details)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Defined Benefit Plan Disclosure [Line Items]
Expected long-term return on plan assets, weighted-average assumptions used to determine net cost	4.25%
Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate used to determine benefit obligation	4.40%	5.50%
Discount rate, weighted-average assumptions used to determine net cost	5.50%	6.00%
Expected long-term return on plan assets, weighted-average assumptions used to determine net cost	4.25%	6.00%